Condensed Consolidated Balance Sheet [Parenthetical] In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)
Allowance for accounts receivable (in dollars)	$ 133		$ 144
Common stock, par value (in euro per share)		€ 0.122		€ 0.122
Common stock, shares authorized	51,866,390	51,866,390	51,866,390	51,866,390
Common stock, shares issued	38,936,300	38,936,300	25,612,550	25,612,550
Common stock, shares outstanding	38,936,300	38,936,300	25,612,550	25,612,550